Restructuring Costs, Net - Components of Restructuring Gains (Costs), Net (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Restructuring And Related Activities [Abstract]
Severance	$ 1,200,000	$ 400,000	$ 1,400,000	$ 800,000
Impairment of property, plant and equipment	800,000	2,000,000	760,000	2,021,000
Manufacturing and distribution footprint optimization	100,000		200,000
Curtailment and settlement (gains) losses	(300,000)	1,400,000	(300,000)	1,400,000
Gain on sale of land and building				(400,000)
Total Restructuring Charges	$ 1,789,000	$ 3,771,000	$ 2,109,000	$ 3,767,000